Share-based Payments	12 Months Ended
Jun. 30, 2019
Disclosure of share-based payment arrangements [Abstract]
Share-based Payments
Share-based Payments
The Group maintains four share-based employee compensation plans: the 2015 Share Incentive Plan (“2015 Plan”); the 2014 Restricted Share Unit Plan (“2014 Plan”); the Atlassian Corporation Plc 2013 U.S. Share Option Plan (“2013 U.S. Option Plan”); and the Atlassian UK Employee Share Option Plan (together with the 2013 U.S. Option Plan, the “Option Plans”). In October 2015, the board of directors approved the 2015 Plan, and in November 2015, our shareholders adopted the 2015 Plan, effective on our IPO, which serves as the successor to the 2014 Plan and the Option Plans and provides for the issuance of incentive and nonstatutory share options, share appreciation rights, restricted share awards, RSUs, unrestricted share awards, performance share awards, performance-based awards to covered employees, and dividend equivalent rights to qualified employees, directors and consultants. Under the 2015 Plan, a total of 20.7 million Class A ordinary shares were initially reserved for the issuance of awards, subject to automatic annual increases.
RSU grants generally vest 25% on the one year anniversary and 1/12th of the remaining RSUs vest over the remaining three years, on a quarterly basis thereafter. Individuals must continue to provide services to a Group entity in order to vest.
Prior to our IPO, RSUs issued under the 2014 Plan required the satisfaction of a time-based service condition as well as a liquidity condition, defined as a sale or listing of the Company. The liquidity condition was satisfied upon the effectiveness of the registration statement related to our IPO. Following our IPO, participants of the 2015 Plan and 2014 Plan must only continue to provide services to a Group entity over the time-based service period to be entitled to the Class A ordinary shares underlying the RSUs. Although no future awards will be granted under the 2014 Plan, it will continue to govern outstanding awards granted thereunder.
The Option Plans allowed for the issuance of options to purchase restricted shares. Effective upon our IPO, all restricted shares automatically converted to Class A ordinary shares and under the Option Plans, the shares underlying the options converted to Class A ordinary shares. Although no future awards will be granted under the Option Plans, they will continue to govern outstanding awards granted thereunder.
Under the Option Plans, share options have a contractual life of seven to ten years and typically follow a standard vesting schedule over a 4 year period: 25% vest on the one year anniversary and 1/48th monthly vesting for the 36 months thereafter. Individuals must continue to provide services to a Group entity in order to vest. Upon termination, all unvested options are forfeited and vested options must generally be exercised within three months.
RSU and Class A ordinary share option activity was as follows:

		Share Options
	Shares Available for Grant	Outstanding	Weighted Average Exercise Price	RSUs Outstanding
Balance as of June 30, 2017	21,597,913	4,642,661	$2.21	12,417,473
Increase in shares authorized:
2015 Plan	11,423,916	—	—	—
RSUs granted	(4,390,298)	—	—	4,390,298
RSUs canceled	1,951,289	—	—	(1,951,289)
RSUs settled	—	—	—	(5,253,809)
Share options exercised	—	(1,902,084)	1.93	—
Share options canceled	17,395	(17,395)	1.45	—
Balance as of June 30, 2018	30,600,215	2,723,182	2.41	9,602,673
Increase in shares authorized:
2015 Plan	11,807,109	—	—	—
RSUs granted	(5,397,681)	—	—	5,397,681
RSUs canceled	1,113,870	—	—	(1,113,870)
RSUs settled	—	—	—	(4,674,873)
Share options exercised	—	(1,496,875)	2.37	—
Share options canceled	5,481	(5,481)	0.65	—
Balance as of June 30, 2019	38,128,994	1,220,826	$2.47	9,211,611
Share options vested and exercisable as of June 30, 2019		1,027,372	$2.55
Share options vested and exercisable as of June 30, 2018		1,983,464	$2.50

During fiscal years ended 2019 and 2018 , the Company added 11,807,109 and 11,423,916 Class A ordinary shares to the pool of shares available for issuance, respectively, pursuant to an evergreen provision contained in the 2015 Plan.
The weighted-average remaining contractual life for options outstanding as of June 30, 2019 and 2018 was 3.6 years and 4.1 years, respectively. Options exercisable as of June 30, 2019 and 2018, had a weighted-average remaining contractual life of approximately 3.2 years and 3.3 years, respectively.
The following table summarizes information about share options outstanding as of June 30, 2019:

	Options Outstanding		Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Years
$0.59 - 0.66	196,206	$0.63	143,346	$0.62	5.83
$1.14	65,107	1.14	20,868	1.14	7.07
$1.92 - 2.16	17,828	2.09	17,828	2.09	0.45
$2.40 - 2.92	299,613	2.47	299,613	2.47	0.86
$3.18	642,072	3.18	545,717	3.18	3.81
	1,220,826	$2.47	1,027,372	$2.55	3.24

The following table summarizes information about share options outstanding as of June 30, 2018

	Options Outstanding		Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Years
$0.59 - 0.66	385,963	$0.63	162,945	$0.61	6.01
$1.14 - 1.59	212,391	1.35	123,296	1.50	2.07
$1.92 - 2.16	166,967	2.06	166,967	2.06	1.39
$2.40 - 2.92	740,363	2.46	740,363	2.46	1.86
$3.18	1,217,498	3.18	789,893	3.18	4.75
	2,723,182	$2.41	1,983,464	$2.50	3.32

All share-based payments are measured based on the grant date fair value of the awards and recognized in the consolidated statements of operations over the period during which the employee is required to perform services in exchange for the award (generally the four-year vesting period of the award).
The weighted-average grant date fair value of the RSUs issued during the fiscal years ended June 30, 2019 and 2018 was $83.90 and $41.70 per share, respectively. There were no share options granted during the fiscal year ended June 30, 2019 and 2018.
As of June 30, 2019, the Group had an aggregate of $285.3 million of future period share-based payment expense related to all equity awards outstanding, net of estimated forfeitures, to be amortized over a weighted-average remaining period of 1.4 years.
Restricted stock
During fiscal year 2019, the Company granted 593,567 shares of restricted stock that were subject to forfeiture. The weighted average grant fair value date of these restricted shares was $98.72. There was no grant of restricted stock during fiscal year 2018. As of June 30, 2019 and 2018 , there were 911,367 and 827,871 shares of restricted stock outstanding, respectively. These outstanding shares of restricted stock are subject to forfeiture or repurchase at the original exercise price during the repurchase period following employee termination, as applicable.